1933 Act File No. 2-74191
                                   1940 Act File No. 811-3266

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        x

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   35   ...........        x

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.       ...........................

               FEDERATED GOVERNMENT INCOME SECURITIES, INC.
           (Exact - Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                    (Registrant's OF Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x  immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on                  ; or
                                              -----------------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                         Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                      Proposed
Title of                 Proposed     Maximum
Securities   Amount      Maximum      Aggregate    Amount of
Being        Being       Offering Price            Offering
Registration
Registered   Registered  Per Unit     Price*       Fee

Shares of
Common Stock   68,009,351     $8.84               $601,202,663   $0.00
(par value $0.001)


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 68,009,351. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 0. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 68,009,351.



                            CONTENTS AMENDMENT
  This Post-Effective Amendment No. 35 to the Registration Statement of FEDERATED GOVERNMENT INCOME SECURITIES, INC. is comprised of the following papers and documents:

     1.The facing sheet to register a definite number of shares of common stock, par value $0.001, of FEDERATED GOVERNMENT INCOME SECURITIES, INC.;

     2.The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

     3.Signature page.


                                SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the Registrant, FEDERATED GOVERNMENT INCOME SECURITIES, INC. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of April, 1997.

               FEDERATED GOVERNMENT INCOME SECURITIES, INC.

          BY:  /s/ S. Elliott Cohan
             S. Elliott Cohan, Assistant Secretary
             Attorney in Fact for John F. Donahue
             April 15, 1997


  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/ S. Elliott Cohan
   S. Elliott Cohan        Attorney In Fact    April 15, 1997
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

John F. Donahue*           Chairman and Director
                           (Chief Executive Officer)

Richard B. Fisher*         President and Director

John W. McGonigle*         Treasurer

Thomas G. Bigley *         Director

John T. Conroy, Jr.*       Director

William J. Copeland*       Director

James E. Dowd*             Director

Lawrence D. Ellis, M.D.*   Director

Edward L. Flaherty, Jr.*   Director

Peter E. Madden*           Director

Gregor F. Meyer*           Director

John E. Murray, Jr.*             Director

Wesley W. Posvar*          Director

Marjorie P. Smuts*         Director


* By Power of Attorney